UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement |_| adds new holding
                                    entries.

Institutional Manager Filing this Report:

Name:       Pennant Capital Management, LLC

Address:    26 Main Street
            Chatham, New Jersey 07928

13F File Number:  028-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Alan Fournier
Title:      Managing Member
Phone:      (973) 701-1100

Signature, Place and Date of Signing:


   /s/ Alan Fournier           Chatham, New Jersey          February 16, 2009
-----------------------     -------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                9

Form 13F Information Table Entry Total:          64

Form 13F Information Table Value Total:  $3,335,165
                                         (thousands)

List of Other Included Managers:

No.     Form 13F File Number      Name
---     --------------------     ----------------------

1.                                Pennant Master Fund, L.P.

2.                                Pennant Windward Master Fund, L.P.

3.       028-13339                Pennant Spinnaker Fund, L.P.

4.       028-10746                Pennant General Partner, LLC

5.       028-10768                Pennant Onshore Qualified, L.P.

6.                                Pennant Onshore Partners, L.P.

7.       028-10536                Pennant Offshore Partners, Ltd.

8.       028-11666                Pennant Windward Fund, L.P.

9.       028-11665                Pennant Windward Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                  Pennant Capital Management, LLC
COLUMN 1                        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
                                 TITLE                  VALUE       SHS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS      CUSIP    (x$1000)     PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
ABERCROMBIE & FITCH CO        CL A          002896207   141,435    4,058,397   SH         Defined    1,2,3,4   4,058,397
ADOBE SYS INC                 COM           00724F101    97,519    2,651,414   SH         Defined    1,2,3,4   2,651,414
ALLIANCE HOLDINGS GP LP       COM UNITS LP  01861G100     6,086      222,049   SH         Defined     1,3,4      222,049
ALLIANCE RES PARTNER L P      UT LTD PART   01877R108     3,143       72,460   SH         Defined      3,4        72,460
ALPHA NATURAL RESOURCES INC   COM           02076X102    95,532    2,202,214   SH         Defined    1,2,3,4   2,202,214
AMGEN INC                     COM           031162100    22,062      390,000   SH         Defined     1,2,4      390,000
AMR CORP                      COM           001765106    82,037   10,612,767   SH         Defined    1,2,3,4  10,612,767
AMR CORP                      COM           001765106     7,730    1,000,000       CALL   Defined    1,2,3,4      10,000
APACHE CORP                   COM           037411105    77,501      751,200   SH         Defined    1,2,3,4     751,200
APPLIED MATLS INC             COM           038222105    79,848    5,727,970   SH         Defined    1,2,3,4   5,727,970
ARTIO GLOBAL INVS INC         COM CL A      04315B107    51,821    2,033,000   SH         Defined    1,2,3,4   2,033,000
ATLAS ENERGY INC              COM           049298102   105,011    3,484,103   SH         Defined    1,2,3,4   3,484,103
AUTOMATIC DATA PROCESSING IN  COM           053015103    39,283      917,400   SH         Defined    1,2,3,4     917,400
BANK OF AMERICA CORPORATION   COM           060505104    43,674    2,900,000   SH         Defined    1,2,3,4   2,900,000
BRINKS HOME SEC HLDGS INC     COM           109699108    39,194    1,200,783   SH         Defined    1,2,3,4   1,200,783
CELGENE CORP                  COM           151020104    15,223      273,400   SH         Defined     1,2,4      273,400
CF INDS HLDGS INC             COM           125269100    47,678      525,209   SH         Defined    1,2,3,4     525,209
CISCO SYS INC                 COM           17275R102   155,517    6,496,099   SH         Defined     1,2,4    6,496,099
CITIGROUP INC                 COM           172967101    46,340   14,000,000   SH         Defined    1,2,3,4  14,000,000
CONSOL ENERGY INC             COM           20854P109    67,415    1,353,719   SH         Defined      2,4     1,353,719
COVIDIEN PLC                  SHS           G2554F105   123,978    2,588,800   SH         Defined    1,2,3,4   2,588,800
CVS CAREMARK CORPORATION      COM           126650100    59,173    1,837,100   SH         Defined    1,2,3,4   1,837,100
DAVITA INC                    COM           23918K108   111,515    1,898,458   SH         Defined    1,2,3,4   1,898,458
DELTA AIR LINES INC DEL       COM NEW       247361702    57,402    5,044,136   SH         Defined    1,2,3,4   5,044,136
DYAX CORP                     COM           2.6746E107    9,925    2,927,863   SH         Defined     1,3,4    2,927,863
FIDELITY NATIONAL FINANCIAL   CL A          31620R105    38,587    2,866,788   SH         Defined    1,2,3,4   2,866,788
FIDELITY NATL INFORMATION SV  COM           31620M106   137,406    5,862,013   SH         Defined    1,2,3,4   5,862,013
FLUOR CORP NEW                COM           343412102    13,512      300,000   SH         Defined     1,2,4      300,000
FOSTER WHEELER AG             COM           H27178104     8,096      275,000   SH         Defined     1,2,4      275,000
FREIGHTCAR AMER INC           COM           357023100     5,605      282,655   SH         Defined     1,3,4      282,655
GRIFFON CORP                  COM           398433102    11,244      920,099   SH         Defined     1,3,4      920,099
HARRIS STRATEX NTWRKS INC     CL A          41457P106     3,662      530,000   SH         Defined      3,4       530,000
HELIX ENERGY SOLUTIONS GRP I  COM           42330P107    56,651    4,821,342   SH         Defined    1,2,3,4   4,821,342
HOLOGIC INC                   COM           436440101    74,513    5,138,800   SH         Defined    1,2,3,4   5,138,800
INTEL CORP                    COM           458140100    11,220      550,000   SH         Defined     1,2,4      550,000
KBR INC                       COM           48242W106     6,935      365,000   SH         Defined     1,2,4      365,000
LAM RESEARCH CORP             COM           512807108    47,031    1,199,460   SH         Defined    1,2,3,4   1,199,460
LIGAND PHARMACEUTICALS INC    CL B          53220K207     9,871    4,548,703   SH         Defined     1,2,4    4,548,703
MI DEVS INC                   CL A SUB VTG  55304X104     1,097       89,300   SH         Defined      3,4        89,300
MICROSOFT CORP                COM           594918104   153,151    5,024,636   SH         Defined     1,2,4    5,024,636
MIDDLEBROOK PHARMACEUTICAL I  COM           596087106       785    1,540,000   SH         Defined      3,4     1,540,000
OLD REP INTL CORP             COM           680223104    67,223    6,695,500   SH         Defined    1,2,3,4   6,695,500
PFIZER INC                    COM           717081103    40,142    2,206,818   SH         Defined    1,2,3,4   2,206,818
PHH CORP                      COM NEW       693320202    87,109    5,407,141   SH         Defined    1,2,3,4   5,407,141
QUALCOMM INC                  COM           747525103    19,198      415,000   SH         Defined     1,2,4      415,000
QUEST DIAGNOSTICS INC         COM           74834L100     1,811       30,000   SH         Defined     1,2,4       30,000
ROBERT HALF INTL INC          COM           770323103       344       12,881   SH         Defined     1,2,4       12,881
ROCKWELL COLLINS INC          COM           774341101    99,344    1,794,500   SH         Defined    1,2,3,4   1,794,500
SAVIENT PHARMACEUTICALS INC   COM           80517Q100    35,073    2,577,000   SH         Defined    1,2,3,4   2,577,000
SEAHAWK DRILLING INC          COM           81201R107    13,150      583,399   SH         Defined     1,3,4      583,399
TENET HEALTHCARE CORP         COM           88033G100     1,744      323,629   SH         Defined    1,2,3,4     323,629
TERRA INDS INC                COM           880915103     3,870      120,213   SH         Defined     1,2,4      120,213
TRANSATLANTIC HLDGS INC       COM           893521104    73,317    1,406,973   SH         Defined    1,2,3,4   1,406,973
TRANSDIGM GROUP INC           COM           893641100   178,780    3,764,588   SH         Defined    1,2,3,4   3,764,588
UNION PAC CORP                COM           907818108    69,968    1,094,957   SH         Defined    1,2,3,4   1,094,957
UNITEDHEALTH GROUP INC        COM           91324P102    12,192      400,000   SH         Defined    1,2,3,4     400,000
UNITEDHEALTH GROUP INC        COM           91324P102    91,440    3,000,000       CALL   Defined    1,2,3,4      30,000
VALERO ENERGY CORP NEW        COM           91913Y100     4,690      280,000   SH         Defined     1,2,4      280,000
WALTER ENERGY INC             COM           93317Q105    88,825    1,179,460   SH         Defined    1,2,3,4   1,179,460
WALTER INVT MGMT CORP         COM           93317W102    14,143      986,980   SH         Defined    1,2,3,4     986,980
WELLPOINT INC                 COM           94973V107   160,041    2,745,600   SH         Defined    1,2,3,4   2,745,600
WESTERN UN CO                 COM           959802109    65,767    3,488,961   SH         Defined    1,2,3,4   3,488,961
WILLIS GROUP HOLDINGS LTD     COM           G96655108    33,294    1,262,100   SH         Defined    1,2,3,4   1,262,100
XTO ENERGY INC                COM           98385X106     8,292      178,203   SH         Defined     1,2,4      178,203

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